FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2022
FAIR VALUE MEASUREMENT
Schedule of fair value assets measured on recurring basis
Assets measured at fair value on a recurring basis are summarized below (in millions):

	Fair Value Measurement at December 31, 2021 Using
	Level 1	Level 2	Level 3	Fair Value at December 31, 2021
	RMB	RMB	RMB	RMB	US$
Assets
Financial products (Note 2, 7)	—	22,857	—	22,857	3,587
Time deposits (Note 2, 7)	—	19,807	—	19,807	3,108
Financial instruments (Note 2)	—	14	—	14	2
Equity securities (Note 7)	8,571	—	—	8,571	1,345
Available-for-sale debt investments (Note 7)	—	—	3,354	3,354	526

Total Assets	8,571	42,678	3,354	54,603	8,568

Liabilities
Exchangeable senior notes (Note 17)	—	3,791	—	3,791	595
Financial instruments (Note 2)	—	39	—	39	6

Total Liabilities	—	3,830	—	3,830	601

	Fair Value Measurement at December 31, 2022 Using
	Level 1	Level 2	Level 3	Fair Value at December 31, 2022
	RMB	RMB	RMB	RMB	US$
Assets
Financial products (Note 2, 7)	—	15,893	—	15,893	2,304
Time deposits (Note 2, 7)	—	25,166	—	25,166	3,649
Financial instruments (Note 2)	—	70	48	118	17
Equity securities (Note 7)	11,934	—	—	11,934	1,730
Available-for-sale debt investments (Note 7)	—	—	2,601	2,601	377

Total Assets	11,934	41,129	2,649	55,712	8,077

Liabilities
Exchangeable senior notes (Note 17)	—	4,204	—	4,204	610
Financial instruments (Note 2)	—	84	—	84	12

Total Liabilities	—	4,288	—	4,288	622

Schedule of roll forward of major Level 3 Investments
The roll forward of major Level 3
I
nvestments are as follows (RMB in millions):

Total
Fair value of Level 3 Investments as at December 31, 2020	2,856

Transfer into Level 3	(35)
New addition	704
Disposal of investments	(66)
Effect of exchange rate change	(44)
The change in fair value of the investments	(61)

Fair value of Level 3 Investments as at December 31, 2021	3,354

New addition	86
Disposal of investments	(28)
Effect of exchange rate change	152
Expected credit losses	(906)
The change in fair value of the investments	(57)

Fair value of Level 3 Investments as at December 31, 2022	2,601

Schedule of significant unobservable inputs adopted in the valuation	The significant unobservable inputs adopted in the valuation as of December 31, 2022 are as follows:

Unobservable Input
Revenue growth rate	2.5%-100%
Weighted average cost of capital	13.5%-21%
Lack of marketability discount	15%-30%
Expected volatility	41%-68.05%
Probability	Liquidation scenario: 30% - 100% Redemption scenario: 10%- 45% IPO scenario: 0%~40%